Going concern - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Texts Block [Abstract]
Equity	$ 6,468	$ 6,657	$ 8,019	$ (6,294)
Net Loss After Tax	485
Deposits with banks and financial institutions	$ 5,363